Earning per unit and cash distributions	12 Months Ended
Dec. 31, 2019
Earning per unit and cash distributions
Earning per unit and cash distributions

22.   Earning per unit and cash distributions

The calculation of basic and diluted earnings per unit are presented below:

	Year ended December 31,
(in thousands of U.S. dollars, except per unit numbers)	2019	2018	2017
Net income	$52,741	77,622	$59,190
Adjustment for:
Non-controlling interest	—	—	10,408
Preferred unitholders’ interest in net income	13,850	12,303	2,480
Limited partners' interest in net income	38,891	65,319	46,302
Less: Dividends paid or to be paid (1)	(60,149)	(59,952)	(57,764)
Under (over) distributed earnings	(21,258)	5,367	(11,462)
Under (over) distributed earnings attributable to:
Common units public	(11,514)	2,900	(6,145)
Common units Höegh LNG	(3,211)	340	(736)
Subordinated units Höegh LNG	(6,533)	2,127	(4,581)
	$(21,258)	5,367	$(11,462)
Basic weighted average units outstanding (in thousands)
Common units public	17,986	17,856	17,645
Common units Höegh LNG	7,039	2,101	2,116
Subordinated units Höegh LNG	8,218	13,156	13,156

Diluted weighted average units outstanding (in thousands)
Common units public	17,995	17,864	17,657
Common units Höegh LNG	7,039	2,101	2,116
Subordinated units Höegh LNG	8,218	13,156	13,156

Basic and diluted earnings per unit (2):
Common unit public	$1.12	$1.93	$1.37
Common unit Höegh LNG (3)	$1.84	$2.03	$1.44
Subordinated unit Höegh LNG (3)	$0.70	$2.03	$1.45
(1)

Includes all distributions paid or to be paid in relationship to the period, regardless of whether the declaration and payment dates were prior to the end of the period and is based the number of units outstanding at the period end.

(2)

Effective March 21, 2019, granted 10,917 phantom units to the CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2020 and 2021, respectively. Effective March 23, 2018, the Partnership granted 14,584 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of November 30, 2019, 2020 and 2021, respectively. Effective June 3, 2016, the Partnership granted 21,500 phantom units to the then-serving CEO/CFO of the Partnership. One-third of such phantom units vest as of December 31, 2017, November 30, 2018 and November 30, 2019, respectively. On September 14, 2018, the plan was amended to extend the terms and conditions of such unvested units for the grants effective March 23, 2017 and June 3, 2016 of the then-serving CEO/CFO that resigned as CEO/CFO of the Partnership. The phantom units impact the diluted weighted average units outstanding.

(3)

Includes total amounts attributable to incentive distributions rights of $1,597,  $1,591 and $1,141 for the years ended December 31, 2019,  2018 and 2017, respectively, of which $908,  $219 and $158 was attributed to common units owned by Höegh LNG and $688,  $1,372 and $983 was attributed to subordinated units owned by Höegh LNG, for the years ended December 31, 2019, 2018 and 2017, respectively.

(4)	On August 16, 2019, all subordinated units converted into common units on a one-for-one basis.

Earnings per unit is calculated by dividing net income by the weighted average number of common and subordinated units outstanding during the applicable period.

The common unitholders’ interest in net income is calculated as if all net income were distributed according to terms of the Partnership’s Second Amended and Restated Agreement of Limited Partnership (the “Partnership Agreement”), regardless of whether those earnings would or could be distributed. The Partnership Agreement does not provide for the distribution of net income; rather, it provides for the distribution of available cash. Available cash, a contractual defined term, generally means all cash on hand at the end of the quarter after deduction for cash reserves established by the board of directors and the Partnership’s subsidiaries to i) provide for the proper conduct of the business (including reserves for future capital expenditures and for the anticipated credit needs); ii) comply with applicable law, any of the debt instruments or other agreements; iii) provide funds for payments on the Series A preferred units; and iv) provide funds for distributions to the unitholders for any one or more of the next four quarters. Therefore, the earnings per unit are not indicative of future cash distributions that may be made. Unlike available cash, net income is affected by non-cash items, such as depreciation and amortization, unrealized gains or losses on derivative instruments and unrealized gains or losses on foreign exchange transactions.

In addition, Höegh LNG currently holds all the IDRs in the Partnership. IDRs represent the rights to receive an increasing percentage of quarterly distributions of available cash for operating surplus after the minimum quarterly distribution and the target distribution levels have been achieved.

Distributions of available cash from operating surplus are to be made among the unitholders and the holders of the IDRs in the following manner for any quarter after the subordination period:

•	first, 100.0% to all common unitholders, pro rata, until each such unitholder receives a total of $0.388125 per unit for that quarter;
•	second, 85.0% to all common unitholders, pro rata, and 15.0% to the holders of the IDRs, pro rata, until each such unitholder receives a total of $0.421875 per unit for that quarter;
•	third, 75.0% to all common unitholders, pro rata, and 25.0% to the holders of the IDRs, pro rata, until each such unitholder receives a total of $0.50625 per unit for that quarter; and
•	thereafter, 50.0% to all common unitholders, pro rata, and 50.0% to the holders of the IDRs, pro rata.

In each case, the percentage interests set forth above assume that the Partnership does not issue additional classes of equity securities.